Note 11 - Deposits	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
Note
11
- Deposits

Deposits and the weighted average interest rate at
December

31,
2016
and
2015
consist of the following (in thousands):

	2016		2015
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
Non-interest bearing checking accounts	$5,852	--%	$2,407	--%
Passbook accounts	1,189	0.15	1,185	0.15
Savings accounts	1,784	0.20	3,275	0.23
Money market accounts	31,114	0.79	26,571	0.77
Certificate of deposit accounts	137,068	1.69	115,791	1.67
	$177,007	1.41%	$149,229	1.40%

A summary of certificates of deposit by maturity at
December

31,
2016
is as follows (in thousands):

Years ending December 31:
2017	$43,444
2018	29,787
2019	15,862
2020	23,637
2021	24,338
Total	$137,068

The aggregate amount of certificates of deposit with a minimum denomination of
$250,000
was
$14.5
million and
$9.8
million at
December

31,
2016
and
2015,
respectively.